Cover Page Cover Page	May 18, 2021
Cover [Abstract]
Entity Incorporation, State or Country Code	L2
Entity Central Index Key	0001757898
Document Type	8-K
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Address, Country	IE
Entity File Number	001-38848
Entity Tax Identification Number	98-1455064
Local Phone Number	1 232 2000
Document Period End Date	May 18, 2021
City Area Code	353
Entity Registrant Name	STERIS plc
Entity Address, Address Line One	70 Sir John Rogerson's Quay,
Entity Address, City or Town	Dublin 2,
Amendment Flag	false
Entity Address, Postal Zip Code	D02 R296
Entity Emerging Growth Company	false